employee benefits expense	6 Months Ended
Jun. 30, 2022
employee benefits expense
employee benefits expense
8	employee benefits expense

		Three months		Six months
Periods ended June 30 (millions)	Note	2022	2021	2022	2021
Employee benefits expense – gross
Wages and salaries [1]		$1,154	$1,026	$2,259	$2,017
Share-based compensation [2]	14	54	63	103	123
Pensions – defined benefit	15(a)	25	30	52	56
Pensions – defined contribution	15(b)	30	28	56	50
Restructuring costs [2]	16(a)	13	16	23	34
Employee health and other benefits		63	45	120	95
		1,339	1,208	2,613	2,375
Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(22)	(20)	(40)	(42)
Amortized		20	16	39	31
Contract fulfilment costs	20
Capitalized		(1)	(1)	(1)	(1)
Amortized		1	1	1	2
Property, plant and equipment		(99)	(96)	(192)	(186)
Intangible assets subject to amortization		(67)	(57)	(130)	(113)
		(168)	(157)	(323)	(309)
		$1,171	$1,051	$2,290	$2,066

1	For the three-month and six-month periods ended June 30, 2021, wages and salaries are net of Canada Emergency Wage Subsidy program amounts.
2	For the three-month and six-month periods ended June 30, 2022, $1 (2021 – $NIL) and $2 (2021 – $6), respectively, of share-based compensation in the digitally-led customer experiences segment was included in restructuring costs.